As filed with the Securities and Exchange Commission on March 7, 2025
Registration Statement File No. 333-282871
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
(Check Appropriate Box or Boxes)
Brighthouse Life Insurance Company
(Name of Insurance Company)
11225 North Community House Road
Charlotte, NC 28277
(Address of Insurance Company's Principal Executive Offices) (Zip Code)
(980) 365-7100
(Insurance Company's Telephone Number, including Area Code)

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(800) 448-5350
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering: Continuously after the registration statement becomes effective.
It is proposed that this filing will become effective (check appropriate box):
☐
immediately upon filing pursuant to paragraph (b)
☒
on April 6, 2025 pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
☒
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 1 (“Amendment No. 1”) to Registration Statement File No. 333-282871 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on November 22, 2024. Parts A, B and C were filed in Amendment No. 1 and are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on this 28th day of February, 2025.
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Insurance Company)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on February 28, 2025.
/s/ Eric Steigerwalt*	Chairman of the Board, President, Chief Executive Officer and a Director
Eric Steigerwalt

/s/ Myles Lambert*	Director
Myles Lambert

/s/ David A. Rosenbaum*	Director
David A. Rosenbaum

/s/ Jonathan Rosenthal*	Director
Jonathan Rosenthal

/s/ Edward A. Spehar*	Director, Vice President and Chief Financial Officer
Edward A. Spehar

/s/ Richard A. Cook*	Vice President and Chief Accounting Officer
Richard A. Cook

/s/ Gianna H. Figaro-Sterling*	Vice President and Controller
Gianna H. Figaro-Sterling

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact February 28, 2025
*
Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Registration Statement File No. 333-282871 on Form N-4 filed as Exhibit (p) on November 22, 2024.